Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of detailed information about property, plant and equipment

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

FOR THE YEAR ENDED DECEMBER 31, 2021	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
January 1, 2021		69,477	7,832	1,889	79,198
Additions		2,643	326	2,515	5,484
Acquired through business combinations		2	12	—	14
Transfers		358	771	(2,163)	(1,034)
Retirements and disposals		(1,550)	(37)	—	(1,587)
Impairment losses recognized in earnings	7	(4)	(15)	—	(19)
Reclassified to assets held for sale	16	(3)	—	—	(3)
December 31, 2021		70,923	8,889	2,241	82,053
ACCUMULATED DEPRECIATION
January 1, 2021		47,563	4,122	—	51,685
Depreciation		3,220	407	—	3,627
Retirements and disposals		(1,515)	(27)	—	(1,542)
Transfers		(95)	191	—	96
Reclassified to assets held for sale	16	(1)	—	—	(1)
Other		(50)	3	—	(47)
December 31, 2021		49,122	4,696	—	53,818
NET CARRYING AMOUNT
January 1, 2021		21,914	3,710	1,889	27,513
December 31, 2021		21,801	4,193	2,241	28,235
(1)Includes right-of-use assets. See Note 18, Leases, for additional details.

FOR THE YEAR ENDED DECEMBER 31, 2020	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
January 1, 2020		67,597	8,079	1,687	77,363
Additions		2,414	247	2,071	4,732
Acquired through business combinations		2	5	—	7
Transfers		964	49	(1,825)	(812)
Retirements and disposals		(1,348)	(54)	(32)	(1,434)
Impairment losses recognized in earnings	7	(17)	(9)	(1)	(27)
Discontinued operations	37	(135)	(485)	(11)	(631)
December 31, 2020		69,477	7,832	1,889	79,198
ACCUMULATED DEPRECIATION
January 1, 2020		45,914	3,813	—	49,727
Depreciation		3,035	440	—	3,475
Retirements and disposals		(1,268)	(54)	—	(1,322)
Discontinued operations	37	(70)	(77)	—	(147)
Other		(48)	—	—	(48)
December 31, 2020		47,563	4,122	—	51,685
NET CARRYING AMOUNT
January 1, 2020		21,683	4,266	1,687	27,636
December 31, 2020		21,914	3,710	1,889	27,513
(1)Includes right-of-use assets. See Note 18, Leases, for additional details.

Disclosure of detailed information about intangible assets

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2021	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES (1)	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2021		9,169	1,736	645	469	12,019	2,409	3,701	1,730	7,840	19,859
Additions		361	—	1,034	19	1,414	—	2,085	—	2,085	3,499
Acquired through business combinations		—	—	—	52	52	—	—	—	—	52
Transfers		1,154	—	—	(125)	1,029	—	—	—	—	1,029
Retirements and disposals		(1,089)	—	—	(11)	(1,100)	—	—	—	—	(1,100)
Impairment losses recognized in earnings	7	(28)	—	—	—	(28)	—	—	(150)	(150)	(178)
Amortization included in operating costs		—	—	(1,048)	—	(1,048)	—	—	—	—	(1,048)
Reclassified to assets held for sale	16	(2)	—	—	—	(2)	—	—	—	—	(2)
December 31, 2021		9,565	1,736	631	404	12,336	2,409	5,786	1,580	9,775	22,111
ACCUMULATED AMORTIZATION
January 1, 2021		5,644	878	—	235	6,757	—	—	—	—	6,757
Amortization		851	91	—	40	982	—	—	—	—	982
Retirements and disposals		(1,087)	—	—	(11)	(1,098)	—	—	—	—	(1,098)
Transfers		—	—	—	(99)	(99)	—	—	—	—	(99)
Reclassified to assets held for sale	16	(1)	—	—	—	(1)	—	—	—	—	(1)
December 31, 2021		5,407	969	—	165	6,541	—	—	—	—	6,541
NET CARRYING AMOUNT
January 1, 2021		3,525	858	645	234	5,262	2,409	3,701	1,730	7,840	13,102
December 31, 2021		4,158	767	631	239	5,795	2,409	5,786	1,580	9,775	15,570
(1)On December 17, 2021, Bell Mobility Inc. (Bell Mobility) acquired 271 licences in a number of urban and rural markets for 678 million megahertz per population (MHz-Pop) of 3500 MHz spectrum for $2.07 billion.

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2020	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2020		10,522	2,017	716	489	13,744	2,409	3,586	2,026	8,021	21,765
Additions		344	—	874	41	1,259	—	116	—	116	1,375
Acquired through business combinations		1	—	10	—	11	—	—	—	—	11
Transfers		810	—	—	—	810	—	—	—	—	810
Retirements and disposals		(2,479)	—	—	(36)	(2,515)	—	—	—	—	(2,515)
Impairment losses recognized in earnings	7	(13)	—	(110)	(25)	(148)	—	(1)	(296)	(297)	(445)
Amortization included in operating costs		—	—	(845)	—	(845)	—	—	—	—	(845)
Discontinued operations	37	(16)	(281)	—	—	(297)	—	—	—	—	(297)
December 31, 2020		9,169	1,736	645	469	12,019	2,409	3,701	1,730	7,840	19,859
ACCUMULATED AMORTIZATION
January 1, 2020		7,345	839	—	229	8,413	—	—	—	—	8,413
Amortization		787	99	—	43	929	—	—	—	—	929
Retirements and disposals		(2,480)	—	—	(37)	(2,517)	—	—	—	—	(2,517)
Discontinued operations	37	(8)	(60)	—	—	(68)	—	—	—	—	(68)
December 31, 2020		5,644	878	—	235	6,757	—	—	—	—	6,757
NET CARRYING AMOUNT
January 1, 2020		3,177	1,178	716	260	5,331	2,409	3,586	2,026	8,021	13,352
December 31, 2020		3,525	858	645	234	5,262	2,409	3,701	1,730	7,840	13,102

Disclosure of future changes to accounting standards
The following amended accounting standards issued by the IASB have an effective date after December 31, 2021 and have not yet been adopted by BCE.

STANDARD	DESCRIPTION	IMPACT	EFFECTIVE DATE
Onerous Contracts – Cost of Fulfilling a Contract, Amendments to IAS 37 – Provisions, Contingent Liabilities and Contingent Assets	These amendments clarify which costs should be included in determining the cost of fulfilling a contract when assessing whether a contract is onerous.	These amendments will not have a significant impact on our financial statements.	Effective for annual reporting periods beginning on or after January 1, 2022.
Disclosure of Accounting Policies - Amendments to IAS 1 - Presentation of Financial Statements	These amendments require that entities disclose material accounting policies, as defined, instead of significant accounting policies.	We are currently assessing the impact of these amendments on the disclosure of our accounting policies.	Effective for annual reporting periods beginning on or after January 1, 2023. Early application is permitted.